UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2015
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2015

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (93.5%)
Consumer Discretionary (9.6%)
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	5,713	4,623
Enterprise Funding Ltd. Cvt.	3.500%	9/10/20	GBP	1,600	2,256
FF Group Finance Luxembourg Cvt.	1.750%	7/3/19	EUR	8,000	7,272
1 GNC Holdings Inc. Cvt.	1.500%	8/15/20	USD	9,125	8,789
Iconix Brand Group Inc. Cvt.	1.500%	3/15/18	USD	19,322	15,699
Iida Group Holdings Co. Ltd.	0.000%	6/18/20	JPY	500,000	4,526
Jarden Corp. Cvt.	1.125%	3/15/34	USD	20,449	23,682
K's Holdings Corp. Cvt.	0.000%	12/20/19	JPY	500,000	4,887
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	24,325	23,504
Lotte Shopping Co. Ltd. Cvt.	0.000%	1/24/18	KRW	4,200,000	3,573
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	5,700	7,819
Priceline.com Inc. Cvt.	0.350%	6/15/20	USD	29,325	34,494
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	560,000	5,427
1 Restoration Hardware Holdings Inc. Cvt.	0.000%	7/15/20	USD	7,195	6,925
Sony Corp. Cvt.	0.000%	9/30/22	JPY	1,062,000	9,209
Sumitomo Forestry Co. Ltd. Cvt.	0.000%	8/24/18	JPY	430,000	3,631
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	670,000	5,955
					172,271
Consumer Staples (3.0%)
Hengan International Group Co. Ltd. Cvt.	0.000%	6/27/18	HKD	32,000	4,299
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	18,165	16,530
J Sainsbury PLC Cvt.	1.250%	11/21/19	GBP	3,200	4,996
Marine Harvest ASA Cvt.	0.875%	5/6/19	EUR	4,300	5,664
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	5,000	5,156
Rallye SA Cvt.	1.000%	10/2/20	EUR	3,380	3,849
Sonae Investments BV Cvt.	1.625%	6/11/19	EUR	5,300	5,908
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	6,325	6,997
					53,399
Energy (5.4%)
Aabar Investments PJSC Cvt.	1.000%	3/27/22	EUR	7,000	8,071
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	5,800	4,912
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	10,765	7,677
Cobalt International Energy Inc. Cvt.	3.125%	5/15/24	USD	13,015	8,891
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	27,680	28,493
SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	19,165	18,662
Subsea 7 SA Cvt.	1.000%	10/5/17	USD	400	360
1 Whiting Petroleum Corp. Cvt.	1.250%	4/1/20	USD	24,355	20,565
					97,631
Financials (11.0%)
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	13,070	11,779
Aroundtown Property Holdings PLC Cvt.	3.000%	5/5/20	EUR	6,900	8,498
AYC Finance Ltd. Cvt.	0.500%	5/2/19	USD	2,886	3,059
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	10,300	13,032
Beni Stabili SpA SIIQ Cvt.	0.875%	1/31/21	EUR	6,200	6,801
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	2,000	1,983
BNP Paribas SA Cvt.	0.250%	9/27/16	EUR	7,200	8,375
Caja de Ahorros y Pensiones de Barcelona
Cvt.	1.000%	11/25/17	EUR	10,400	12,575

CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	6,000	4,374
CapitaLand Ltd. Cvt.	2.800%	6/8/25	SGD	12,750	8,403
Carillion Finance Jersey Ltd. Cvt.	2.500%	12/19/19	GBP	4,000	6,473
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	9,164	9,353
Cosmos Boom Investment Ltd. Cvt.	0.500%	6/23/20	USD	4,600	4,272
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	2,100	3,028
Deutsche Wohnen AG Cvt.	0.500%	11/22/20	EUR	1,100	1,757
1 DH Corp. Cvt.	5.000%	9/30/20	CAD	12,318	10,243
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	14,279	13,400
1 Element Financial Corp. Cvt.	4.250%	6/30/20	CAD	7,385	6,119
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	7,668	7,994
Industrivarden AB Cvt.	0.000%	5/15/19	SEK	13,000	1,746
INTU Jersey Ltd. Cvt.	2.500%	10/4/18	GBP	1,900	3,169
National Bank of Abu Dhabi PJSC Cvt.	1.000%	3/12/18	USD	1,000	1,012
Nexity SA Cvt.	0.630%	1/1/20	EUR	3,623	4,662
Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	15,863	16,279
1 RWT Holdings Inc. Cvt.	5.625%	11/15/19	USD	7,800	7,337
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	4,800	7,679
T&D Holdings Inc. Cvt.	0.000%	6/5/20	JPY	490,000	4,203
Unibail-Rodamco SE Cvt.	0.000%	1/1/22	EUR	1,467	1,668
Unite Jersey Issuer Ltd. Cvt.	2.500%	10/10/18	GBP	4,100	8,224
					197,497
Health Care (17.6%)
Alere Inc. Cvt.	3.000%	5/15/16	USD	4,208	5,142
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	7,410	7,623
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	16,890	19,160
Cepheid Inc. Cvt.	1.250%	2/1/21	USD	13,570	14,316
Emergent Biosolutions Inc. Cvt.	2.875%	1/15/21	USD	8,041	9,946
Fresenius Medical Care AG & Co. KGaA Cvt.	1.125%	1/31/20	EUR	800	1,049
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	7,581	9,235
Healthways Inc. Cvt.	1.500%	7/1/18	USD	6,620	6,198
1 HeartWare International Inc. Cvt.	1.750%	12/15/21	USD	11,093	11,793
Hologic Inc. Cvt.	2.000%	3/1/42	USD	11,496	15,369
Hologic Inc. Cvt.	0.000%	12/15/43	USD	9,485	11,945
1 Horizon Pharma Investment Ltd. Cvt.	2.500%	3/15/22	USD	10,794	13,337
Illumina Inc. Cvt.	0.500%	6/15/21	USD	17,340	20,418
Insulet Corp. Cvt.	2.000%	6/15/19	USD	10,879	10,464
1 Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	6,405	5,872
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	32,052	36,539
1 Medicines Co. Cvt.	2.500%	1/15/22	USD	17,120	23,626
Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	14,805	16,545
1 Molina Healthcare Inc. Cvt.	1.625%	8/15/44	USD	12,785	17,531
Nikkiso Co. Ltd. Cvt.	0.000%	8/2/18	JPY	245,000	2,003
NuVasive Inc. Cvt.	2.750%	7/1/17	USD	17,330	23,482
Orpea Cvt.	1.750%	1/1/20	EUR	905	1,586
Qiagen NV Cvt	0.375%	3/19/19	USD	3,400	3,751
Qiagen NV Cvt	0.875%	3/19/21	USD	4,200	4,727
Terumo Corp. Cvt.	0.000%	12/6/21	JPY	940,000	8,752
1 Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	15,830	15,612
					316,021
Industrials (9.4%)
51job Inc. Cvt.	3.250%	4/15/19	USD	6,240	5,858
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	4,503	3,584
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	14,000	1,876
DP World Ltd. Cvt.	1.750%	6/19/24	USD	5,600	6,202

Echo Global Logistics Inc. Cvt.	2.500%	5/1/20	USD	9,555	8,731
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	6,200	6,247
1 Huron Consulting Group Inc. Cvt.	1.250%	10/1/19	USD	14,185	15,506
Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	11,000	11,770
Kawasaki Kisen Kaisha Ltd. Cvt.	0.000%	9/26/18	JPY	530,000	4,678
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	9,445	7,739
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	6,325	6,499
LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	810,000	6,531
MISUMI Group Inc. Cvt.	0.000%	10/22/18	USD	4,600	5,072
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	750,000	6,629
OCI Cvt.	3.875%	9/25/18	EUR	5,200	6,842
Park24 Co. Ltd. Cvt.	0.000%	4/26/18	JPY	270,000	2,377
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	4,017
Sacyr SA Cvt.	4.000%	5/8/19	EUR	4,400	4,277
Schindler Holding AG Cvt.	0.375%	6/5/17	CHF	3,300	3,542
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	1,750	1,846
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	5,250	5,843
Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,475
SolarCity Corp. Cvt.	2.750%	11/1/18	USD	7,600	7,819
1 SolarCity Corp. Cvt.	1.625%	11/1/19	USD	19,050	16,478
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	30,000	3,948
UTi Worldwide Inc. Cvt.	4.500%	3/1/19	USD	14,880	12,862
					168,248
Information Technology (28.7%)
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	3/27/18	USD	6,600	6,154
Alcatel-Lucent Cvt.	0.000%	1/30/19	EUR	235	273
Alcatel-Lucent Cvt.	0.130%	1/30/20	EUR	3,067	3,594
ASM Pacific Technology Ltd. Cvt.	2.000%	3/28/19	HKD	18,000	2,346
1 Brocade Communications Systems Inc. Cvt.	1.375%	1/1/20	USD	15,185	15,033
1 CalAmp Corp. Cvt.	1.625%	5/15/20	USD	8,355	7,613
Canadian Solar Inc. Cvt.	4.250%	2/15/19	USD	6,555	5,539
Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	13,885	13,434
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	29,320	30,694
Cornerstone OnDemand Inc. Cvt.	1.500%	7/1/18	USD	11,000	11,282
Econocom Group Cvt.	1.500%	1/15/19	EUR	5,418	6,355
1 Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	16,780	17,409
Epistar Corp. Cvt.	0.000%	8/7/18	USD	2,100	2,029
1 Euronet Worldwide Inc. Cvt.	1.500%	10/1/44	USD	19,024	21,747
Finisar Corp. Cvt.	0.500%	12/15/33	USD	7,990	7,481
1 FireEye Inc. Cvt.	1.000%	6/1/35	USD	10,300	9,952
1 FireEye Inc. Cvt.	1.625%	6/1/35	USD	5,615	5,352
Intel Corp. Cvt.	2.950%	12/15/35	USD	2,140	2,508
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	17,661	20,774
1 LinkedIn Corp. Cvt.	0.500%	11/1/19	USD	24,385	23,623
1 Microchip Technology Inc. Cvt.	1.625%	2/15/25	USD	20,595	19,308
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	2,020	1,767
Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	5,350	5,494
NVIDIA Corp. Cvt.	1.000%	12/1/18	USD	15,475	19,083
1 NXP Semiconductor NV Cvt.	1.000%	12/1/19	USD	31,242	33,917
1 ON Semiconductor Corp. Cvt.	1.000%	12/1/20	USD	26,340	24,578
1 Proofpoint Inc. Cvt.	0.750%	6/15/20	USD	11,830	12,104
1 Red Hat Inc. Cvt.	0.250%	10/1/19	USD	28,000	33,477
Salesforce.com Inc. Cvt.	0.250%	4/1/18	USD	21,400	26,202
SanDisk Corp. Cvt.	0.500%	10/15/20	USD	7,410	7,127

	Semiconductor Manufacturing International
	Corp. Cvt.	0.000%	11/7/18	USD	4,500	4,843
	Siliconware Precision Industries Co. Ltd. Cvt.	0.000%	10/31/19	USD	4,000	4,157
	STMicroelectronics NV Cvt.	0.000%	7/3/19	USD	400	394
	STMicroelectronics NV Cvt.	1.000%	7/3/21	USD	4,800	4,891
	SunEdison Inc. Cvt.	2.000%	10/1/18	USD	2,280	2,170
1	SunEdison Inc. Cvt.	0.250%	1/15/20	USD	12,765	8,521
	SunEdison Inc. Cvt.	2.750%	1/1/21	USD	3,160	2,915
	SunPower Corp. Cvt.	0.875%	6/1/21	USD	4,145	3,772
	Synchronoss Technologies Inc. Cvt.	0.750%	8/15/19	USD	12,410	13,155
	Trina Solar Ltd. Cvt.	3.500%	6/15/19	USD	2,975	2,629
	TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	13,523	12,467
	Verint Systems Inc. Cvt.	1.500%	6/1/21	USD	24,100	25,365
	Web.com Group Inc. Cvt.	1.000%	8/15/18	USD	13,795	12,976
	WebMD Health Corp. Cvt.	2.500%	1/31/18	USD	3,025	3,033
	WebMD Health Corp. Cvt.	1.500%	12/1/20	USD	15,265	15,685
	Yandex NV Cvt.	1.125%	12/15/18	USD	2,721	2,247
						515,469
Materials (6.2%)
	APERAM Cvt.	0.625%	7/8/21	USD	7,400	8,042
	Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,700	5,019
1	Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	18,740	18,482
	Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	8,800	8,679
	Chemtrade Logistics Income Fund Cvt.	5.750%	12/31/18	CAD	332	263
1	Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	5,331	4,123
	Gabriel Finance LP Cvt.	2.000%	11/26/16	EUR	4,100	4,843
	NV Bekaert SA Cvt.	0.750%	6/18/18	EUR	5,200	5,678
	Outokumpu OYJ Cvt.	3.250%	2/26/20	EUR	6,900	7,656
	RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	19,030	19,553
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	3,150	4,514
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	1
	Teijin Ltd. Cvt.	0.000%	12/12/18	JPY	140,000	1,308
	Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	610,000	5,843
	Toray Industries Inc. Cvt.	0.000%	8/31/21	JPY	560,000	6,178
	United States Steel Corp. Cvt.	2.750%	4/1/19	USD	10,890	11,475
						111,657
Telecommunication Services (0.9%)
	America Movil SAB de CV	0.000%	5/28/20	EUR	4,800	5,590
	Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	USD	2,400	2,391
	Inmarsat PLC Cvt.	1.750%	11/16/17	USD	2,000	2,886
	Telecom Italia SPA Cvt.	1.125%	3/26/22	EUR	5,100	6,083
						16,950
Utilities (1.7%)
	Chugoku Electric Power Co. Inc. Cvt.	0.000%	3/25/20	JPY	580,000	5,275
	ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	5,500	5,995
	Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	2,661	2,068
	Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	6,225	4,851
1	Pattern Energy Group Inc. Cvt.	4.000%	7/15/20	USD	8,495	8,176
	Suez Environnement Co. Cvt.	0.000%	2/27/20	EUR	2,336	3,028
	Superior Plus Corp. Cvt.	6.000%	6/30/19	CAD	2,558	2,012
						31,405
Total Convertible Bonds (Cost $1,691,856)						1,680,548

		Shares
Convertible Preferred Stocks (4.7%)
Energy (1.1%)
1 Chesapeake Energy Corp. Pfd.	5.750%	12,470	5,479
Halcon Resources Corp. Pfd.	5.750%	16,120	2,992
McDermott International Inc. Pfd.	6.250%	393,800	7,313
Rex Energy Corp. Pfd.	6.000%	81,800	2,189
Sanchez Energy Corp. Pfd.	4.875%	84,603	1,747
			19,720
Financials (1.6%)
American Tower Corp. Pfd.	5.500%	182,100	18,449
Crown Castle International Corp. Pfd.	4.500%	104,700	10,930
			29,379
Health Care (1.9%)
Alere Inc. Pfd.	3.000%	39,776	14,111
Allergan plc Pfd.	5.500%	19,600	20,053
			34,164
Materials (0.1%)
ArcelorMittal Pfd.	6.000%	78,500	1,016

Total Convertible Preferred Stocks (Cost $109,132)			84,279
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3 Vanguard Market Liquidity Fund
(Cost $30,579)	0.168%	30,578,734	30,579
Total Investments (99.9%) (Cost $1,831,567)			1,795,406
Other Assets and Liabilities-Net (0.1%)[4]			1,905
Net Assets (100%)			1,797,311

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $490,521,000, representing 27.3% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $5,020,000 has been segregated as collateral for open forward currency contracts.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—South Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,680,547	1
Convertible Preferred Stocks	—	84,279	—
Temporary Cash Investments	30,579	—	—
Forward Currency Contracts—Assets	—	2,091	—
Forward Currency Contracts—Liabilities	—	(6,422)	—
Total	30,579	1,760,495	1

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default

(including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar, Singapore dollar and Taiwan dollar currency contracts, is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/22/15	JPY	390,200	USD	3,285	(64)
UBS AG	10/22/15	JPY	339,600	USD	2,746	57
UBS AG	10/22/15	GBP	1,452	USD	2,239	(12)
UBS AG	10/22/15	USD	178,981	EUR	163,275	(4,387)
UBS AG	10/22/15	USD	91,709	JPY	11,344,280	(1,940)
UBS AG	10/22/15	USD	51,903	CAD	67,326	734
UBS AG	10/22/15	USD	36,099	GBP	23,215	486
UBS AG	10/22/15	USD	13,613	SGD	18,688	402
UBS AG	10/22/15	USD	12,849	HKD	99,605	(2)
UBS AG	10/22/15	USD	6,586	TWD	205,285	273
UBS AG	10/22/15	USD	3,713	KRW	4,279,295	101
UBS AG	10/22/15	USD	3,645	CHF	3,480	38
UBS AG	10/22/15	USD	1,749	SEK	14,910	(15)
UBS AG	10/22/15	USD	858	CAD	1,132	(2)
						(4,331)
Refer to the Schedule of Investmetns for currency abbreviations.

E. At August 31, 2015, the cost of investment securities for tax purposes was $1,831,630,000. Net unrealized depreciation of investment securities for tax purposes was $36,224,000, consisting of unrealized gains of $79,381,000 on securities that had risen in value since their purchase and $115,605,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.